Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of components of non-current financial debts [abstract]
Straight bonds	$ 20,585	$ 22,341
Liabilities to banks and other institutions	42	144
Total including current portion of non-current financial debt	20,627	22,485
Less current portion of non-current financial debt	(2,191)	(2,241)
Total non-current financial debts	$ 18,436	$ 20,244
Average interest rate on loans received	2.60%	2.30%
Ratio fixed rate financial debt to total financial debt	84.00%	86.00%
Average interest rate on borrowings	2.90%	2.40%